INVESTMENT PROPERTIES, Maturity Analysis of Lease Payments Receivable under Operating Leases (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Lease Payments [Abstract]
Investment properties	$ 32,118	$ 34,346	$ 34,387
Minimum [Member]
Lease Payments [Abstract]
Operating lease term	1 year 6 months
Maximum [Member]
Lease Payments [Abstract]
Operating lease term	12 years
Investment Property [Member]
Lease Payments [Abstract]
Lease payments receivable	$ 14,975
Impairment related to investment properties	0	0
Investment Property [Member] | Level 3 [Member]
Lease Payments [Abstract]
Investment properties	35,400	$ 36,400
Investment Property [Member] | 2024 [Member]
Lease Payments [Abstract]
Lease payments receivable	1,890
Investment Property [Member] | 2025 [Member]
Lease Payments [Abstract]
Lease payments receivable	3,380
Investment Property [Member] | 2026 [Member]
Lease Payments [Abstract]
Lease payments receivable	2,751
Investment Property [Member] | 2027 [Member]
Lease Payments [Abstract]
Lease payments receivable	1,766
Investment Property [Member] | 2028 [Member]
Lease Payments [Abstract]
Lease payments receivable	1,723
Investment Property [Member] | Thereafter [Member]
Lease Payments [Abstract]
Lease payments receivable	$ 3,465